Consolidated Statements of Stockholders' Equity - USD ($) shares in Millions, $ in Millions	Total		Common Stock [Member]	Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]
BALANCE at Jan. 29, 2012	$ 17,898		$ 87	$ 6,966	$ 17,246	$ 293	$ (6,694)
BALANCE, shares at Jan. 29, 2012			1,733				196
Net Earnings	4,535	[1]			4,535
Shares Issued Under Employee Stock Plans	679		$ 1	678
Shares Issued Under Employee Stock Plans, shares			21
Tax Effect of Stock-Based Compensation	82			82
Foreign Currency Translation Adjustments	100	[1]				100
Cash Flow Hedges, net of tax	5	[1]				5
Stock Options, Awards and Amortization of Restricted Stock	218			218
Repurchases of Common Stock	(4,000)						$ (4,000)
Repurchases of Common Stock, shares							(74)
Cash Dividends Paid to Stockholders	(1,743)				(1,743)
Other	3			4		(1)
BALANCE at Feb. 03, 2013	17,777		$ 88	7,948	20,038	397	$ (10,694)
BALANCE, shares at Feb. 03, 2013			1,754				270
Net Earnings	5,385	[1]			5,385
Shares Issued Under Employee Stock Plans	103			103
Shares Issued Under Employee Stock Plans, shares			7
Tax Effect of Stock-Based Compensation	123			123
Foreign Currency Translation Adjustments	(329)	[1]				(329)
Cash Flow Hedges, net of tax	(12)	[1]				(12)
Stock Options, Awards and Amortization of Restricted Stock	228			228
Repurchases of Common Stock	(8,500)						$ (8,500)
Repurchases of Common Stock, shares							(111)
Cash Dividends Paid to Stockholders	(2,243)				(2,243)
Other	(10)					(10)
BALANCE at Feb. 02, 2014	12,522		$ 88	8,402	23,180	46	$ (19,194)
BALANCE, shares at Feb. 02, 2014			1,761				381
Net Earnings	6,345	[1]			6,345
Shares Issued Under Employee Stock Plans	122			122
Shares Issued Under Employee Stock Plans, shares			7
Tax Effect of Stock-Based Compensation	136			136
Foreign Currency Translation Adjustments	(510)	[1]				(510)
Cash Flow Hedges, net of tax	11	[1]				11
Stock Options, Awards and Amortization of Restricted Stock	225			225
Repurchases of Common Stock	(7,000)						$ (7,000)
Repurchases of Common Stock, shares							(80)
Cash Dividends Paid to Stockholders	(2,530)				(2,530)
Other	1					1
BALANCE at Feb. 01, 2015	$ 9,322		$ 88	$ 8,885	$ 26,995	$ (452)	$ (26,194)
BALANCE, shares at Feb. 01, 2015			1,768				461

[1]	Fiscal years ended February 1, 2015 and February 2, 2014 include 52 weeks. Fiscal year ended February 3, 2013 includes 53 weeks.